Revenue - Schedule of Disaggregation of Revenue by Geographic Areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Net sales	$ 22,258	$ 14,779	$ 22,652
SWITZERLAND
Disaggregation of Revenue [Line Items]
Net sales	1,272	592	2,137
Rest of EMEA
Disaggregation of Revenue [Line Items]
Net sales	7,702	4,321	8,046
North America
Disaggregation of Revenue [Line Items]
Net sales	11,148	8,260	9,691
Asia Pacific
Disaggregation of Revenue [Line Items]
Net sales	2,062	1,526	2,504
Latin America
Disaggregation of Revenue [Line Items]
Net sales	74	80	274
At One Point in Time
Disaggregation of Revenue [Line Items]
Net sales	17,473	14,604	22,480
Over Time
Disaggregation of Revenue [Line Items]
Net sales	4,785	175	172
IoT
Disaggregation of Revenue [Line Items]
Net sales	16,867	14,317	20,504
IoT | SWITZERLAND
Disaggregation of Revenue [Line Items]
Net sales	406	278	708
IoT | Rest of EMEA
Disaggregation of Revenue [Line Items]
Net sales	3,721	4,228	7,508
IoT | North America
Disaggregation of Revenue [Line Items]
Net sales	10,631	8,217	9,547
IoT | Asia Pacific
Disaggregation of Revenue [Line Items]
Net sales	2,062	1,526	2,503
IoT | Latin America
Disaggregation of Revenue [Line Items]
Net sales	47	68	238
IoT | Secure Chips
Disaggregation of Revenue [Line Items]
Net sales	16,867	14,317	20,504
IoT | At One Point in Time
Disaggregation of Revenue [Line Items]
Net sales	16,867	14,317	20,504
IoT | At One Point in Time | Secure Chips
Disaggregation of Revenue [Line Items]
Net sales	16,867	14,317	20,504
IoT | Over Time
Disaggregation of Revenue [Line Items]
Net sales	0	0	0
IoT | Over Time | Secure Chips
Disaggregation of Revenue [Line Items]
Net sales	0	0	0
mPKI
Disaggregation of Revenue [Line Items]
Net sales	779	462	2,148
mPKI | SWITZERLAND
Disaggregation of Revenue [Line Items]
Net sales	596	314	1,428
mPKI | Rest of EMEA
Disaggregation of Revenue [Line Items]
Net sales	98	93	539
mPKI | North America
Disaggregation of Revenue [Line Items]
Net sales	58	43	144
mPKI | Asia Pacific
Disaggregation of Revenue [Line Items]
Net sales	0	0	1
mPKI | Latin America
Disaggregation of Revenue [Line Items]
Net sales	27	12	36
mPKI | Certificates
Disaggregation of Revenue [Line Items]
Net sales	153	175	172
mPKI | Licenses and Integration
Disaggregation of Revenue [Line Items]
Net sales	606	287	1,976
mPKI | SaaS, PCS and Hosting
Disaggregation of Revenue [Line Items]
Net sales	20	0	0
mPKI | At One Point in Time
Disaggregation of Revenue [Line Items]
Net sales	606	287	1,976
mPKI | At One Point in Time | Certificates
Disaggregation of Revenue [Line Items]
Net sales	0	0	0
mPKI | At One Point in Time | Licenses and Integration
Disaggregation of Revenue [Line Items]
Net sales	606	287	1,976
mPKI | At One Point in Time | SaaS, PCS and Hosting
Disaggregation of Revenue [Line Items]
Net sales	0	0	0
mPKI | Over Time
Disaggregation of Revenue [Line Items]
Net sales	173	175	172
mPKI | Over Time | Certificates
Disaggregation of Revenue [Line Items]
Net sales	153	175	172
mPKI | Over Time | Licenses and Integration
Disaggregation of Revenue [Line Items]
Net sales	0	0	0
mPKI | Over Time | SaaS, PCS and Hosting
Disaggregation of Revenue [Line Items]
Net sales	20	0	0
AI
Disaggregation of Revenue [Line Items]
Net sales	4,612	0	0
AI | SWITZERLAND
Disaggregation of Revenue [Line Items]
Net sales	270	0	0
AI | Rest of EMEA
Disaggregation of Revenue [Line Items]
Net sales	3,883	0	0
AI | North America
Disaggregation of Revenue [Line Items]
Net sales	459	0	0
AI | SaaS, PCS and Hosting
Disaggregation of Revenue [Line Items]
Net sales	4,612	0	0
AI | At One Point in Time
Disaggregation of Revenue [Line Items]
Net sales
AI | At One Point in Time | SaaS, PCS and Hosting
Disaggregation of Revenue [Line Items]
Net sales	0	0	0
AI | Over Time
Disaggregation of Revenue [Line Items]
Net sales	4,612	0	0
AI | Over Time | SaaS, PCS and Hosting
Disaggregation of Revenue [Line Items]
Net sales	$ 4,612	$ 0	$ 0